Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial liabilities (Details) - Operating segments [member] - Financial liabilities at fair value through profit or loss, category [member] - Level 3 of fair value hierarchy [member] - Telecom activities, operating segment [member]
€ in Millions
12 Months Ended
Dec. 31, 2017 EUR (€)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	€ 126
Gains (losses) taken to profit or loss	10
Liabilities at end of period	€ 136